Insurance business	12 Months Ended
Dec. 31, 2024
Insurance business [Abstract]
Disclosure of insurance contracts	Note 8: Insurance business(A)Insurance service result

	2024 £m	2023 £m	2022 £m
Insurance revenue
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	449	329	245
Change in risk adjustments for non-financial risk for risk expired	58	84	103
Expected claims and other insurance service expenses	1,916	1,907	1,696
Charges (credits) to funds in respect of policyholder tax and other	108	87	(228)
	2,531	2,407	1,816
Recovery of insurance acquisition cash flows	105	87	86
Total life	2,636	2,494	1,902
Total non-life	655	514	559
Total insurance revenue	3,291	3,008	2,461
Insurance service expense
Incurred claims and other insurance service expenses	(1,978)	(1,897)	(1,751)
Changes that relate to past service: adjustment to liabilities for incurred claims	(4)	–	–
Changes that relate to future service: (losses) reversal of losses on onerous contracts	(72)	58	(1,486)
Amortisation of insurance acquisition cash flows	(105)	(88)	(85)
Total life excluding net impairment loss on insurance acquisition assets	(2,159)	(1,927)	(3,322)
Net impairment loss on insurance acquisition assets	(9)	(7)	(14)
Total life	(2,168)	(1,934)	(3,336)
Total non-life[1]	(565)	(480)	(527)
Total insurance service expense	(2,733)	(2,414)	(3,863)
Net (expense) income from reinsurance contracts held	(72)	2	62
Insurance service result	486	596	(1,340)
1Includes weather-related claims of £82 million (2023: £57 million; 2022: £116 million), of which £64 million (2023: £51 million; 2022: £108 million) was related to severe weather events.
Note 8: Insurance business continued
(B)Net investment return on assets held to back insurance and investment contracts and net insurance finance (expense)
income arising from insurance and investment contracts
The following table shows the net investment return on assets held to back insurance and participating investment contracts and the net finance expense arising from insurance, participating investment and reinsurance contracts, as required by IFRS 17. For completeness, the net investment return on assets held to back third party interests in consolidated funds and non-participating investment contracts and the related finance expense is also shown. These contracts are accounted for under IFRS 9.

	2024
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	10,247	38	10,285
Foreign exchange	196	–	196
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)	10,439	38	10,477
Net investment return on assets held to back third party interests in consolidated funds			1,105
Net investment return on assets held to back non-participating investment contracts			4,431
Net investment return on assets held to back insurance and investment contracts[1]			16,013

Changes in fair value of underlying items of direct participating contracts	(10,844)	–	(10,844)
Effects of risk mitigation option	161	–	161
Interest accreted	(839)	(7)	(846)
Effect of changes in interest rates and other financial assumptions	1,001	–	1,001
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	140	–	140
Net finance expense from insurance and participating investment contracts	(10,381)	(7)	(10,388)

Net finance income from reinsurance contracts held	47	–	47

Net finance expense from insurance, participating investment and reinsurance contracts	(10,334)	(7)	(10,341)
Movement in third party interests in consolidated funds			(1,059)
Change in non-participating investment contracts			(4,878)
Net finance expense arising from insurance and investment contracts			(16,278)

	2023
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	11,218	35	11,253
Foreign exchange	542	–	542
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)	11,756	35	11,791
Net investment return on assets held to back third party interests in consolidated funds			1,179
Net investment return on assets held to back non-participating investment contracts			3,772
Net investment return on assets held to back insurance and investment contracts[1]			16,742

Changes in fair value of underlying items of direct participating contracts	(10,293)	–	(10,293)
Effects of risk mitigation option	172	–	172
Interest accreted	(874)	(6)	(880)
Effect of changes in interest rates and other financial assumptions	(654)	–	(654)
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(80)	–	(80)
Net finance expense from insurance and participating investment contracts	(11,729)	(6)	(11,735)

Net finance income from reinsurance contracts held	51	–	51

Net finance expense from insurance, participating investment and reinsurance contracts	(11,678)	(6)	(11,684)
Movement in third party interests in consolidated funds			(1,109)
Change in non-participating investment contracts			(3,983)
Net finance expense arising from insurance and investment contracts			(16,776)
Note 8: Insurance business continued

	2022
	Life £m	Non-life £m	Total £m
Net (losses) gains on financial assets and liabilities at fair value through profit or loss	(14,876)	9	(14,867)
Foreign exchange	(1,039)	–	(1,039)
Investment property losses	(3)	–	(3)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)	(15,918)	9	(15,909)
Net investment return on assets held to back third party interests in consolidated funds			(968)
Net investment return on assets held to back non-participating investment contracts			(4,022)
Net investment return on assets held to back insurance and investment contracts[1]			(20,899)

Changes in fair value of underlying items of direct participating contracts	11,212	–	11,212
Effects of risk mitigation option	(118)	–	(118)
Interest accreted	(350)	(2)	(352)
Effect of changes in interest rates and other financial assumptions	5,226	–	5,226
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(20)	–	(20)
Net finance income (expense) from insurance and participating investment contracts	15,950	(2)	15,948

Net finance expense from reinsurance contracts held	(55)	–	(55)

Net finance income (expense) from insurance, participating investment and reinsurance contracts	15,895	(2)	15,893
Movement in third party interests in consolidated funds			1,035
Change in non-participating investment contracts			3,959
Net finance income arising from insurance and investment contracts			20,887
1Net investment return on assets held to back insurance and investment contracts is reported within net trading income (losses) on the face of the Group’s income statement; includes income of £10,688 million (2023: income of £10,200 million; 2022: loss of £11,081 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance and investment contracts are carried at fair value on the Group’s balance sheet.
(C)Insurance and participating investment contracts assets and liabilities

	2024			2023
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Insurance contract assets	–	–	–	1	–	1
Liabilities arising from insurance and participating investment contracts[1]	(121,700)	(387)	(122,087)	(119,784)	(364)	(120,148)
Other liabilities[2]	(5,268)	–	(5,268)	–	–	–
Net liability	(126,968)	(387)	(127,355)	(119,783)	(364)	(120,147)
Insurance acquisition assets	–	23	23	8	16	24
Insurance and participating investment contacts net liability	(126,968)	(364)	(127,332)	(119,775)	(348)	(120,123)
1Excluding insurance acquisition assets.
2Liabilities arising from insurance contracts relating to the disposal of the Group's bulk annuity business have been classified as disposal group liabilities and presented in Other liabilities in note 27. Further information on the disposal group is provided in note 24.
Of the fair value of underlying items in respect of direct participating contracts of £110,045 million (2023: £101,425 million), £111,435 million
(2023: £103,022 million) were financial assets at fair value through profit or loss and £1,125 million (2023: £1,337 million) were derivative financial liabilities.
Note 8: Insurance business continued
(D)Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims

	2024				2023
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(118,724)	(466)	(593)	(119,783)	(108,846)	(471)	(603)	(109,920)

Contracts under the modified retrospective approach	–	–	–	–	–	–	–	–
Contracts under the fair value transition approach	1,498	–	–	1,498	1,467	–	–	1,467
Other contracts	1,138	–	–	1,138	1,027	–	–	1,027
Insurance revenue	2,636	–	–	2,636	2,494	–	–	2,494
Insurance service expenses[2]	(105)	(44)	(2,010)	(2,159)	(88)	110	(1,949)	(1,927)
Insurance service result	2,531	(44)	(2,010)	477	2,406	110	(1,949)	567
Net finance income (expense) from insurance and participating investment contracts	(10,371)	(5)	(5)	(10,381)	(11,576)	(105)	(3)	(11,684)
Exchange differences	80	–	–	80	32	–	–	32
Total change in profit or loss	(7,760)	(49)	(2,015)	(9,824)	(9,138)	5	(1,952)	(11,085)
Investment components	10,205	–	(10,205)	–	8,793	–	(8,793)	–
Premiums received	(10,679)	–	–	(10,679)	(9,768)	–	–	(9,768)
Claims and other insurance service expenses paid	849	–	12,214	13,063	–	–	10,721	10,721
Insurance acquisition cash flows	265	–	–	265	203	–	–	203
Cash flows	(9,565)	–	12,214	2,649	(9,565)	–	10,721	1,156
Transfer to other items in the balance sheet	(10)	–	–	(10)	32	–	34	66
Net liability at 31 December[1]	(125,854)	(515)	(599)	(126,968)	(118,724)	(466)	(593)	(119,783)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to a net loss of £72 million (2023: net reversal of losses of £58 million). Amortisation of insurance acquisition cashflows amounted to £105 million (2023: £88 million).
Note 8: Insurance business continued

	2024				2023
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Non-life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(25)	–	(339)	(364)	(22)	(1)	(357)	(380)

Contracts under the modified retrospective approach	–	–	–	–	–	–	–	–
Contracts under the fair value transition approach	–	–	–	–	–	–	–	–
Other contracts	655	–	–	655	514	–	–	514
Insurance revenue	655	–	–	655	514	–	–	514
Insurance service expenses[2]	(32)	–	(533)	(565)	(30)	1	(451)	(480)
Insurance service result	623	–	(533)	90	484	1	(451)	34
Net finance income (expense) from insurance and participating investment contracts	–	–	(7)	(7)	–	–	(6)	(6)
Total change in profit or loss	623	–	(540)	83	484	1	(457)	28
Premiums received	(659)	–	–	(659)	(525)	–	–	(525)
Claims and other insurance service expenses paid	–	–	524	524	–	–	475	475
Insurance acquisition cash flows	29	–	–	29	38	–	–	38
Cash flows	(630)	–	524	(106)	(487)	–	475	(12)
Net liability at 31 December[1]	(32)	–	(355)	(387)	(25)	–	(339)	(364)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to £nil (2023: net reversal of losses of £1 million). Amortisation of insurance acquisition cashflows amounted to £32 million
(2023: £30 million).
(E)Summary of contractual service margin and risk adjustment

	2024			2023
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
CSM on insurance and participating investment contracts[1]	4,646	–	4,646	4,415	–	4,415
CSM on reinsurance contracts[2]	(467)	–	(467)	(220)	–	(220)
Total CSM	4,179	–	4,179	4,195	–	4,195
Risk adjustment on insurance and participating investment contracts[1]	891	19	910	1,159	17	1,176
Risk adjustment on reinsurance contracts[2]	(68)	(1)	(69)	(65)	(1)	(66)
Total risk adjustment	823	18	841	1,094	16	1,110
Total	5,002	18	5,020	5,289	16	5,305
1Includes CSM of £544 million (2023: £nil) and risk adjustment of £36 million (2023: £nil) arising from insurance contracts classified as disposal group liabilities and presented in other liabilities. Further information on the disposal group is provided in note 24.
2Includes CSM of £(426) million (2023: £nil) and risk adjustment of £(36) million (2023: £nil) on reinsurance contracts classified as disposal group assets and presented in other assets.
Further information on the disposal group is provided in note 24.
Note 8: Insurance business continued
(F)Reconciliation of measurement components of insurance contract balances

	2024
			Contractual service margin (CSM)
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m		Contracts measured under the fair value approach £m	Other contracts £m	Total CSM £m	Total £m
Net liability at 1 January[1]	(114,209)	(1,159)		(1,473)	(2,942)	(4,415)	(119,783)
Relating to current services	46	58		155	294	449	553
Contracts initially recognised in the year	33	(65)		–	(61)	(61)	(93)
Changes in estimates that adjust the CSM	334	252		(95)	(491)	(586)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	(2)	23		–	–	–	21
Relating to future services	365	210		(95)	(552)	(647)	(72)
Relating to past services	(3)	(1)		–	–	–	(4)
Insurance service result	408	267		60	(258)	(198)	477
Net finance expense from insurance and participating investment contracts	(10,341)	–		(9)	(31)	(40)	(10,381)
Exchange differences	72	1		7	–	7	80
Total change in profit or loss	(9,861)	268		58	(289)	(231)	(9,824)
Premiums received	(10,679)	–		–	–	–	(10,679)
Claims and other insurance service expenses paid	13,063	–		–	–	–	13,063
Insurance acquisition cash flows	265	–		–	–	–	265
Cash flows	2,649	–		–	–	–	2,649
Transfer to other items in the balance sheet	(10)	–		–	–	–	(10)
Net liability at 31 December[1]	(121,431)	(891)		(1,415)	(3,231)	(4,646)	(126,968)
1Excluding insurance acquisition assets.

	2023
			Contractual service margin (CSM)
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m		Contracts measured under the fair value approach £m	Other contracts £m	Total CSM £m	Total £m
Net liability at 1 January[1]	(104,545)	(1,165)		(1,441)	(2,769)	(4,210)	(109,920)
Relating to current services	99	84		129	197	326	509
Contracts initially recognised in the year	107	(86)		–	(92)	(92)	(71)
Changes in estimates that adjust the CSM	390	(12)		(170)	(208)	(378)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	109	20		–	–	–	129
Relating to future services	606	(78)		(170)	(300)	(470)	58
Insurance service result	705	6		(41)	(103)	(144)	567
Net finance (expense) income from insurance and participating investment contracts	(11,621)	–		7	(70)	(63)	(11,684)
Exchange differences	30	–		2	–	2	32
Total change in profit or loss	(10,886)	6		(32)	(173)	(205)	(11,085)
Premiums received	(9,768)	–		–	–	–	(9,768)
Claims and other insurance service expenses paid	10,721	–		–	–	–	10,721
Insurance acquisition cash flows	203	–		–	–	–	203
Cash flows	1,156	–		–	–	–	1,156
Transfer to other items in the balance sheet	66	–		–	–	–	66
Net liability at 31 December[1]	(114,209)	(1,159)		(1,473)	(2,942)	(4,415)	(119,783)
1Excluding insurance acquisition assets.
Note 8: Insurance business continued
The Group estimates the Risk adjustment separately from other components of the fulfilment cashflows using an explicit margins approach. A confidence level scenario, allowing for diversification of risks across the insurance business, is used to determine the margins to be applied to the best estimate assumptions which are then used to calculate the risk adjustment at a policy level. The risk adjustment represents the difference in the value of the best estimate cash flows with and without these margins.
The confidence level corresponding to the risk adjustment is 85 per cent (2023: 90 per cent). The risk adjustment is calibrated to the value at risk over a one-year time horizon at this confidence level for non-financial risks. This is translated, using statistical approximations, into an equivalent confidence level on a value at risk basis over the expected lifetime of in-force policies of approximately 68 per cent (2023: 70 per cent) at end of the reporting period.
(G)Impacts of insurance and participating investment contracts recognised in the year

	2024			2023
Life	Profitable contracts issued £m	Onerous contracts issued £m	Total £m	Profitable contracts issued £m	Onerous contracts issued £m	Total £m
Insurance and participating investment contracts
Insurance acquisition cash flows	56	203	259	87	142	229
Claims and other directly attributable expenses	1,446	4,498	5,944	5,450	447	5,897
Estimates of the present value of future cash outflows	1,502	4,701	6,203	5,537	589	6,126
Estimates of the present value of future cash inflows	(1,577)	(4,659)	(6,236)	(5,708)	(525)	(6,233)
Risk adjustment for non-financial risk	14	51	65	79	7	86
Contractual service margin	61	–	61	92	–	92
Losses recognised on initial recognition	–	93	93	–	71	71
(H)Life business contractual service margin run-off
The following table analyses the expected recognition of the contractual service margin (CSM) in profit or loss.

At 31 December 2024	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(240)	(218)	(199)	(164)	(152)	(591)	(1,169)	(2,733)
Annuities, protection and other[1]	(660)	(106)	(98)	(90)	(83)	(331)	(545)	(1,913)
Insurance and participating investment contracts	(900)	(324)	(297)	(254)	(235)	(922)	(1,714)	(4,646)
Reinsurance contracts held[2]	433	5	4	3	3	8	11	467
Total	(467)	(319)	(293)	(251)	(232)	(914)	(1,703)	(4,179)

At 31 December 2023	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(186)	(176)	(168)	(157)	(133)	(535)	(1,088)	(2,443)
Annuities, protection and other	(147)	(136)	(125)	(117)	(109)	(444)	(894)	(1,972)
Insurance and participating investment contracts	(333)	(312)	(293)	(274)	(242)	(979)	(1,982)	(4,415)
Reinsurance contracts held	20	17	15	14	13	48	94	221
Total	(313)	(295)	(278)	(260)	(229)	(931)	(1,888)	(4,194)
1CSM of £(544) million arising from insurance contracts classified as disposal group liabilities has been included in less than one year. The Group expects the CSM to be derecognised in
2025 upon disposal of the insurance contract liabilities. Further information on the disposal group is provided in note 24.
2CSM of £426 million arising from reinsurance contracts held classified as disposal group assets has been included in less than one year. The Group expects the CSM to be derecognised in 2025 upon disposal of the reinsurance contract assets. Further information on the disposal group is provided in note 24.
(I)Life insurance sensitivity analysis
Critical accounting judgements and key sources of estimation uncertainty

Critical judgements:	Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined
Key sources of estimation uncertainty:	Increase in illiquidity premia and widening of credit default spreads
The following table demonstrates the effect of reasonably possible changes in key assumptions on profit before tax and equity disclosed in these financial statements assuming that the other assumptions remain unchanged. In practice this is unlikely to occur, and changes in some assumptions may be correlated. With the exception of the 31 December 2024 risk free rate, the sensitivities below are on a gross of reinsurance basis, which do not differ materially from the sensitivities on a net of reinsurance basis. The 31 December 2024 risk free rate sensitivity is shown net of reinsurance and reflects the impact of the reinsurance of the Group's bulk annuity business to Rothesay Life plc.
These amounts include movements in liabilities relating to insurance and participating investment contracts and related assets in order to demonstrate the impacts on shareholder profit and equity. Therefore, these sensitivities have not been applied to the proportion of assets and liabilities where the risks are borne by the policyholder and where assets and liabilities are well matched so as not to have a significant impact on shareholder profit.
Note 8: Insurance business continued

		2024		2023
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Risk free rate, including illiquidity premia - gross	1% reduction	(245)	(184)	393	294
	1% increase	211	158	(333)	(250)
Risk free rate, including illiquidity premia - net	1% reduction	243	183
	1% increase	(203)	(153)
Widening of credit default spreads on corporate bonds	0.25% addition	(174)	(131)	(316)	(237)
Other accounting estimates
Annuitant mortality	5% reduction	49	37	70	52
	5% increase	(46)	(34)	(75)	(56)
Future maintenance and investment expenses	10% reduction	33	25	29	21
	10% increase	(33)	(25)	(29)	(21)
Non-annuitant mortality and morbidity	5% reduction	61	46	63	47
	5% increase	(62)	(46)	(63)	(47)
Lapse rates	10% reduction	(6)	(4)	(11)	(8)
	10% increase	4	3	8	6
At each measurement date, the Group estimates, based on information about past events, current conditions and forecasts of future conditions, the expected value of future cash flows. The calculation uses a range of scenarios that reflect the full range of possible outcomes. The assumptions used to develop the estimates of future cash flows are reassessed at each reported date to reflect conditions existing at the measurement date.
Risk free rate, including illiquidity premia
The Group has applied judgement in determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined, where material.
Due to the illiquid nature of their cash flows, an illiquidity premium has been applied to the discount rate of the Group’s annuity contracts.
At initial recognition, the illiquidity premium is calculated with reference to a strategic portfolio of assets, and subsequently measured to reflect the mix of actual assets backing annuity contracts. To reflect differences between the characteristics of insurance contracts and a reference portfolio, adjustments for credit risk are required when determining appropriate discount rates. The Group uses the fundamental spread to maintain consistency with its Solvency II approach. For protection contracts, the illiquidity premium is based on the spread on a covered bond index.
The average sterling yield curves that were used to discount the estimates of future cash flows that do not vary based on the returns of the underlying items are as follows:

	1 year	5 year	10 year	20 year	30 year
2024	5.58	5.17	5.66	5.71	5.06
2023	5.37	4.15	4.79	4.72	4.19
The Group determines the quantity of benefits provided under each contract using different bases, depending on the product. For with-
profits and unit linked products, the policyholder account value (or the guaranteed benefits, if higher) is used. For annuities, pre-vesting date the defined amount payable is used (immediate annuities have no pre-vesting date period) and post-vesting date the annuity payout is used.
Widening of credit default spreads on corporate bonds
The Group applies a sensitivity showing the impact of an increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged and therefore this sensitivity impacts the related assets. There is no impact in 2024 on the Bulk annuity business as this is now backed by the reinsurance with
Rothesay Life plc.
Mortality
The mortality assumptions for the main classes of business are set with regard to recent Group experience and general industry trends, all of which are adjusted for smoker status and age/gender specific factors. The base mortality tables used for the annuities business for the year ended 31 December 2024 and the prior period were selected from the bespoke mortality tables. The mortality improvements adopt the 100per cent Bespoke tables and CMI 2023_{M/F}_(7.25)_{2.0/1.8}%_{0.5/0.5}A_2013 for the year ended 31 December 2024; and the
100 per cent Bespoke tables and CMI 2022_{M/F}_(7.25)_{2.0/1.8}%_{0.5/0.5}A_2013 for the prior period.
Note 8: Insurance business continued
Lapse rates
Lapse rates refer to the rate of policy termination or the rate at which policyholders stop paying regular premiums due under the contract.
Historical persistency experience is analysed using statistical techniques. As experience can vary considerably between different product types and for contracts that have been in force for different periods, the data is broken down into broadly homogeneous groups for the purposes of determining the Group’s lapse rate in determining the assumptions, which are set on a best estimates basis, based on investigations of historical experience with some expert judgement overlays reflecting expectations of future trends and other external data. The lapse rates for workplace pensions range from 0.8 per cent to 13.8 per cent (2023: 0.8 per cent to 14.6 per cent) and for longstanding business range from 0.5 per cent to 74.1 per cent (2023: 0.5 per cent to 74.1 per cent), the wide range being a result of the age and variety of products.